TAXATION - Income tax expense (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
TAXATION
Current income tax expense		¥ 1,918	¥ 1,425	¥ 1,453
Deferred income tax benefits	$ (25)	(176)	(632)	(168)
Income tax expense	$ 250	¥ 1,742	¥ 793	¥ 1,285
Effective income tax rate	19.00%	19.00%	41.00%	36.00%